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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                  CASH RESERVES
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/05

                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Performance Update                                              3
Comparing Ongoing Fund Expenses                                 4
Portfolio Management Discussion                                 6
Schedule of Investments                                         9
Financial Statements                                           13
Notes to Financial Statements                                  22
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        28
Trustees, Officers and Service Providers                       33

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

   [The following table was depicted as a pie chart in the printed material.]

U.S. Corporate Bonds                            62.9%
Commercial Paper                                14.2%
U.S. Government & Agency Obligations            12.8%
Repurchase Agreement                             6.1%
Collateralized Mortgage Obligations              4.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

    1.   Caterpillar Financial Service Corp., 5.95%, 5/1/06              6.37%
    2.   Abbey National Treasury, Floating Rate, 1/13/06 (144A)          6.26
    3.   General Electric Capital Corp., Floating Rate, 12/16/05         5.24
    4.   Nestle D/N, 3.16%, 8/3/05 (144A)                                4.64
    5.   Pepsico Inc., Floating Rate, 7/11/06                            4.36
    6.   Federal National Mortgage Association D/N, 3.18%, 8/10/05       4.35
    7.   Federal Home Loan Mortgage Corp. Multifamily VRD Certificate,
         Floating Rate, 1/15/42                                          4.31
    8.   Morgan Stanley, Floating Rate, 3/27/06                          3.88
    9.   Bank One Corp., Floating Rate, 8/23/05                          3.87
   10.   Federal Home Loan Mortgage Corp., 2.98%, 7/11/05                3.49

*This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05
--------------------------------------------------------------------------------

Share Prices
--------------------------------------------------------------------------------

Net Asset Value Per Share    6/30/05   12/31/04
  Class A Shares              $1.00     $1.00
  Class B Shares              $1.00     $1.00
  Class C Shares              $1.00     $1.00
  Investor Class Shares       $1.00     $1.00
  Class R Shares              $1.00     $1.00

Distributions
--------------------------------------------------------------------------------

Per Share                 Income        Short-Term       Long-Term
(1/1/05 - 6/30/05)        Dividends     Capital Gains    Capital Gains
  Class A Shares          $0.00875         $    -           $    -
  Class B Shares          $0.00390         $    -           $    -
  Class C Shares          $0.00467         $    -           $    -
  Investor Class Shares   $0.00750         $    -           $    -
  Class R Shares          $0.00745         $    -           $    -

Yields*
--------------------------------------------------------------------------------

                           7-Day Annualized   7-Day Effective**
  Class A Shares                2.09%              2.11%
  Class B Shares                1.12%              1.12%
  Class C Shares                1.30%              1.31%
  Investor Class Shares         2.51%              2.32%
  Class R Shares                1.95%              1.97%

* The 7-day yields do not reflect the deduction of the contingent deferred sales charge (CDSC) for Class B (maximum 4%) and Class C (maximum 1%) shares. Please contact Pioneer to obtain the Fund's current 7-day yields.


** Assumes daily compounding of dividends. The 7-day effective yield if fees and expenses were not subsidized would be as follows: Investor Class Shares 2.30%. Class A, Class B, Class C and Class R fees and expenses were not subsidized.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

   Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2005 through June 30, 2005

                                                                     Investor
Share Class                      A             B            C          Class          R
------------------------------------------------------------------------------------------
Beginning Account Value     $1,000.00     $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05
Ending Account Value        $1,008.80     $1,003.90    $1,004.70    $1,009.80    $1,007.50
On 6/30/05
Expenses Paid During        $    4.53     $    9.39    $    8.50    $    3.19    $    5.77
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.89%, 1.71%, 0.64% and 1.16%, for Class A, Class B, Class C, Investor Class and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005

                                                                       Investor
Share Class                       A              B            C          Class          R
--------------------------------------------------------------------------------------------
Beginning Account Value      $1,000.00      $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/05
Ending Account Value         $1,020.28      $1,015.42    $1,016.31    $1,021.62    $1,019.04
On 6/30/06
Expenses Paid During         $    4.56      $    9.44    $    8.55    $    3.21    $    5.81
Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.89%, 1.71%, 0.64% and 1.16%, for Class A, Class B, Class C, Investor Class and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

The domestic economy expanded at a healthy pace during the first half of 2005. The U.S. Federal Reserve Board, continued its effort to restrain the pace of growth and avert any increase in inflationary threats, by raising the most influential short-term interest rate - the Federal Funds rate - four different times during the period. The rate climbed over the six months from 2.25% to 3.25%. As the Fed acted, yields of shorter-term securities, including money market instruments, rose. The Fund invests exclusively in high-quality money market instruments issued by the U.S. government and corporations and banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Fund shares.)

In the following discussion, Andrew D. Feltus reviews the investment environment and the strategies that affected Pioneer Cash Reserves Fund over the six months ended June 30, 2005. Mr. Feltus is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Fund.

Q: How did the Fund perform during the first six months of 2005?

A. For the six months ended June 30, 2005, Class A Shares of Pioneer Cash Reserves Fund had a total return of 0.88% at net asset value. The average total return for the 380 funds in Lipper's money market fund category during the six months was 0.92%. On June 30, 2005, the Fund's seven-day effective yield for Class A shares was 2.11%.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were the principal factors that influenced Fund performance?

A. The U.S. Federal Reserve Board continued to raise short-term rates in a gradual, measured manner over the six months. The Fed began raising rates on June 29, 2004, and since then the rate has climbed from 1.00% to 3.25% on June 30, 2005. As the Fed acted, yields on the shorter-maturity securities in which we invest gradually went up, adding to the Fund's income. However, the yields of Treasuries with maturities of five years and beyond actually declined over the six months.

   Although some doubts about the sustainability of the economic recovery arose periodically, the economy continued to grow at a healthy rate throughout the first six months of 2005. Gross Domestic Product (GDP) grew at an annualized rate of 3.8% during the first quarter and was expected to approach that rate for the second quarter of the year. As this occurred, unemployment fell in June to the lowest level in four years.

Q: What were your principal strategies during the period?

   A. We maintained our policy of investing in only very high-quality securities and so we faced no credit issues over the period. We held a relatively neutral policy with respect to sensitivity to interest rate changes, maintaining an average portfolio maturity of between 60 and 70 days.

   To capture additional yield, we also invested in some extendable, floating-rate notes issued by high-quality, blue chip corporations. These notes reset their interest rates either every month or every quarter and give investors the option of extending their positions. The notes typically pay yields of about one-tenth of one percentage point above market rates.

Q: What is your investment outlook?

A. We expect economic growth to continue to proceed at a healthy pace. While we think general financial conditions finally have moved close to being neutral, we think that it's possible that the Federal Reserve Board may continue to raise short-term rates, perhaps to 3.75% or 4.00%. In this environment, we plan to take advantage of opportunities to capture additional yield without taking risks incompatible with the Fund's charter.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                            (continued)
--------------------------------------------------------------------------------

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                     Value
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
                 Banks - 4.1%
                 Thrifts & Mortgage Finance - 4.1%
$14,817,194      Federal Home Loan Mortgage Corp. Multifamily
                  VRD Certificate, 3.11%, 1/15/42                       $ 14,817,194
                                                                        ------------
                 Total Banks                                            $ 14,817,194
                                                                        ------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $14,817,194)                                     $ 14,817,194
                                                                        ------------
                 CORPORATE BONDS - 63.0%
                 Materials - 0.9%
                 Diversified Chemical - 0.9%
  3,200,000      E.I. Dupont Nemour, 6.52%, 10/17/05                    $  3,237,326
                                                                        ------------
                 Total Materials                                        $  3,237,326
                                                                        ------------
                 Capital Goods - 11.9%
                 Industrial Machinery - 6.0%
 21,500,000      Caterpillar Financial Service Corp., 5.95%, 5/1/06     $ 21,898,448
                                                                        ------------
                 Industrial Conglomerates - 5.9%
 18,000,000      General Electric Capital Corp., Floating Rate,
                  12/16/05                                              $ 18,000,683
  3,700,000      General Electric Capital Corp., Floating Rate,
                  1/9/06                                                   3,701,103
                                                                        ------------
                                                                        $ 21,701,786
                                                                        ------------
                 Total Capital Goods                                    $ 43,600,234
                                                                        ------------
                 Commercial Services & Supplies - 1.8%
                 Office Services & Supplies - 1.8%
  6,300,000      Pitney Bowes, Inc., 5.875%, 5/1/06                     $  6,413,355
                                                                        ------------
                 Total Commercial Services & Supplies                   $  6,413,355
                                                                        ------------
                 Food, Beverage & Tobacco - 4.1%
                 Soft Drinks - 4.1%
 15,000,000      Pepsico Inc., Floating Rate, 7/11/06                   $ 14,974,441
                                                                        ------------
                 Total Food, Beverage & Tobacco                         $ 14,974,441
                                                                        ------------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Principal
    Amount                                                                    Value
                Pharmaceuticals & Biotechnology - 0.6%
                Pharmaceuticals - 0.6%
$2,000,000      Pfizer, Inc., 5.625%, 2/1/06                           $  2,027,339
                                                                       ------------
                Total Pharmaceuticals & Biotechnology                  $  2,027,339
                                                                       ------------
                Banks - 17.9%
                Diversified Banks - 17.9%
21,500,000      Abbey National Treasury, Floating Rate, 1/13/06
                        (144A)                                         $ 21,507,225
 6,500,000      Bank of America Corp., 7.125%, 5/1/06                     6,678,938
 3,870,000      Bank One Corp., 7.0%, 7/15/05                             3,876,668
13,300,000      Bank One Corp., Floating Rate, 8/23/05                   13,303,078
   750,000      Wachovia Corp., 7.55%, 8/18/05                              754,095
 6,475,000      Wells Fargo & Co., 4.8%, 7/29/05                          6,487,201
 1,605,000      Wells Fargo & Co., 7.25%, 8/24/05                         1,616,174
11,150,000      Wells Fargo Company, Floating Rate, 3/3/06               11,160,564
                                                                       ------------
                                                                       $ 65,383,943
                                                                       ------------
                Total Banks                                            $ 65,383,943
                                                                       ------------
                Diversified Financials - 24.3%
                Consumer Finance - 7.3%
 7,000,000      American Express, Floating Rate, 2/3/06                $  7,000,595
 1,000,000      National Rural Utilities, 3.0%, 2/15/06                     996,339
 7,000,000      National Rural Utilities, 3.13%, 7/19/05                  6,989,045
 7,000,000      National Rural Utilities, 3.25%, 7/26/05                  6,984,201
 2,450,000      National Rural Utilities, 6.0%, 5/15/06                   2,496,527
 2,200,000      SLM Corp., Floating Rate, 3/15/06                         2,203,390
                                                                       ------------
                                                                       $ 26,670,097
                                                                       ------------
                Investment Banking & Brokerage - 13.1%
 3,000,000      Lehman Brothers Holdings, 6.25%, 5/15/06               $  3,065,698
 1,135,000      Lehman Brothers Holdings, 6.625%, 2/5/06                  1,154,648
10,000,000      Merrill Lynch & Co., 1.1%, 1/4/06                        10,000,000
 4,000,000      Merrill Lynch & Co., Floating Rate, 3/17/06               4,002,310
 7,000,000      Merrill Lynch & Co., Floating Rate, 8/18/05               7,001,917
 9,000,000      Morgan Stanley Dean Witter, 6.1%, 4/15/06                 9,161,119
13,300,000      Morgan Stanley Dean Witter, Floating Rate, 3/27/06       13,331,171
                                                                       ------------
                                                                       $ 47,716,863
                                                                       ------------

10   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
    Amount                                                               Value
                Diversified Financial Services - 3.9%
$  835,000      Bank One Corp., 6.50%, 2/1/06                     $    848,736
 1,200,000      Bank One Corp., 7.625%, 8/1/05                       1,204,720
 1,100,000      Citigroup Inc., Floating Rate, 5/19/06               1,101,480
11,250,000      Citigroup Inc., Floating Rate, 9/1/05               11,251,477
                                                                  ------------
                                                                  $ 14,406,413
                                                                  ------------
                Total Diversified Financials                      $ 88,793,373
                                                                  ------------
                Insurance - 0.2%
                Multi-Line Insurance - 0.2%
   700,000      American International Group, 2.85%, 12/1/05      $    698,580
                                                                  ------------
                Total Insurance                                   $    698,580
                                                                  ------------
                Technology Hardware & Equipment - 1.4%
                Computer Hardware - 1.4%
 5,000,000      IBM Corp., Floating Rate, 12/8/05                 $  5,000,000
                                                                  ------------
                Total Technology Hardware & Equipment             $  5,000,000
                                                                  ------------
                TOTAL CORPORATE BONDS
                (Cost $230,128,591)                               $230,128,591
                                                                  ------------
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.8%
10,000,000      Federal Home Loan Mortgage Corp., 2.3%,
                 8/12/05                                          $ 10,000,000
12,000,000      Federal Home Loan Mortgage Corp., 2.98%,
                 7/11/05                                            11,990,067
10,000,000      Federal Home Loan Mortgage Corp., 3.10%,
                 8/1/05                                              9,973,306
15,000,000      Federal National Mortgage Association, 3.175%,
                 8/10/05                                            14,947,083
                                                                  ------------
                                                                  $ 46,910,456
                                                                  ------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS
                (Cost $46,910,456)                                $ 46,910,456
                                                                  ------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Principal
    Amount                                                                    Value
                Commercial Paper - 14.2%
$6,000,000      Coca Cola Co., 3.2%, 8/1/05                            $  5,983,467
 2,850,000      Golden Peanut, 3.13%, 7/26/05                             2,843,845
 4,350,000      Golden Peanut, 3.18%, 8/2/05                              4,337,704
 6,725,000      Golden Peanut, 3.23%, 8/12/05                             6,699,658
16,000,000      Nestle Capital Corp., 3.16%, 8/3/05                      15,953,653
 7,000,000      Wal-Mart Stores, Inc., 3.03%, 7/6/05                      6,997,054
 9,000,000      Wal-Mart Stores, Inc., 3.22%, 8/4/05                      8,972,630
                                                                       ------------
                Total Commercial Paper
                (Cost $51,788,011)                                     $ 51,788,011
                                                                       ------------
                Repurchase Agreement - 6.1%
22,300,000      UBS, 2.75%, dated 6/30/05, repurchase price of
                $22,300,000 plus accrued interest on 7/1/05
                collateralized by $22,661,000 U.S. Treasury Note,
                2.0%, 8/31/05
                Total Repurchase Agreement
                (Cost $22,300,000)                                     $ 22,300,000
                                                                       ------------
                TOTAL INVESTMENTS IN SECURITIES - 100.1%
                (Cost $365,944,252) (a)                                $365,944,252
                                                                       ------------
                OTHER ASSETS AND LIABILITIES - (0.1%)                  $   (456,435)
                                                                       ------------
                TOTAL NET ASSETS - 100.0%                              $365,487,817
                                                                       ============

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2005, the value of these securities amounted to $21,507,225 or 5.88% of net assets.


(a) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $365,944,252 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                        $          -
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                        $          -
                                                                       ------------
      Net unrealized gain                                              $          -
                                                                       ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $3,775,409,304 and $3,771,661,366, respectively.

12   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $365,944,252)                       $365,944,252
  Cash
  Receivables -
    Fund shares sold                                                      438,541
    Interest                                                            1,506,879
    Due from Pioneer Investment Management, Inc.                            9,306
  Other                                                                       704
                                                                     ------------
      Total assets                                                   $367,899,682
                                                                     ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                          $  1,786,176
    Dividends                                                              45,845
  Due to affiliates                                                       237,306
  Due to Bank                                                             272,523
  Accrued expenses                                                         70,015
                                                                     ------------
      Total liabilities                                              $  2,411,865
                                                                     ------------
NET ASSETS:
  Paid-in capital                                                    $365,562,790
  Undistributed net investment income                                      11,085
  Accumulated net realized loss on investments                            (86,058)
                                                                     ------------
      Total net assets                                               $365,487,817
                                                                     ============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $207,149,640/207,289,080 shares)                 $       1.00
                                                                     ============
  Class B (based on $46,613,571/46,577,513 shares)                   $       1.00
                                                                     ============
  Class C (based on $46,244,948/46,232,777 shares)                   $       1.00
                                                                     ============
  Class R (based on $706,293/706,273 shares)                         $       1.00
                                                                     ============
  Class Investor Class (based on $64,773,365/64,775,559 shares)      $       1.00
                                                                     ============


The accompanying notes are an integral part of these financial statements.   13

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 (unaudited)

INVESTMENT INCOME:
  Interest                                                                $5,689,538
                                                                          ----------
EXPENSES:
  Management fees                                          $845,904
  Transfer agent fees and expenses
    Class A                                                 371,117
    Class B                                                 101,607
    Class C                                                  77,404
    Class R                                                     479
    Investor Class                                          109,704
  Distribution fees
    Class A                                                  88,377
    Class B                                                 258,812
    Class C                                                 373,121
    Class R                                                   1,500
  Administrative fees                                        40,037
  Custodian fees                                             16,312
  Registration fees                                          82,103
  Professional fees                                          27,908
  Printing expense                                           18,423
  Fees and expenses of nonaffiliated trustees                 6,323
  Miscellaneous                                              18,189
                                                           --------
      Total expenses                                                      $2,437,320
      Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                     (30,769)
      Less fees paid indirectly                                              (10,332)
                                                                          ----------
      Net expenses                                                        $2,396,219
                                                                          ----------
       Net investment income                                              $3,293,319
                                                                          ----------
REALIZED GAIN ON INVESTMENTS:
  Net increase in net assets resulting from operations                    $3,293,319
                                                                          ==========


14    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and Year Ended 12/31/04, respectively

                                                            Six Months
                                                               Ended
                                                              6/30/05        Year Ended
                                                            (unaudited)       12/31/04
FROM OPERATIONS:
Net investment income                                     $    3,293,319   $    1,304,930
Net realized loss on investments                                       -             (570)
                                                          --------------   --------------
  Net increase in net assets resulting from operations    $    3,293,319   $    1,304,360
                                                          --------------   --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.009 and $0.005 per share, respectively)     $   (1,982,900)  $   (1,143,162)
  Class B ($0.004 and $0.001 per share, respectively)           (210,205)         (39,575)
  Class C ($0.005 and $0.001 per share, respectively)           (385,930)         (46,318)
  Class R ($0.007 and $0.003 per share, respectively)             (4,672)            (979)
  Investor Class ($0.008 and $0.001 per share,
    respectively)                                               (709,446)         (63,977)
                                                          --------------   --------------
     Total distributions to shareowners                   $   (3,293,153)  $   (1,294,011)
                                                          --------------   --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  371,103,553   $  629,192,470
Shares issued in reorganization                                        -       98,537,576
Reinvestment of distributions                                  2,924,242        1,159,549
Cost of shares repurchased                                  (373,867,841)    (682,108,484)
                                                          --------------   --------------
  Net increase in net assets resulting from
    Fund share transactions                               $      159,954   $   46,781,111
                                                          --------------   --------------
  Net increase in net assets                              $      160,120   $   46,791,460
                                                          --------------   --------------
NET ASSETS:
Beginning of period                                          365,327,697      318,536,237
                                                          --------------   --------------
End of period (including undistributed net investment
  income of $11,085 and $10,919, respectively)            $  365,487,817   $  365,327,697
                                                          ==============   ==============


The accompanying notes are an integral part of these financial statements.   15

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                    '05 Shares        '05 Amount
                                   (unaudited)       (unaudited)        '04 Shares        '04 Amount
CLASS A
Shares sold                         206,496,128    $  206,496,128       359,403,711    $  359,403,712
Reinvestment of distributions         1,779,848         1,779,848         1,028,167         1,028,167
Less shares repurchased            (194,003,352)     (194,003,366)     (394,612,758)     (394,612,761)
                                   ------------    --------------      ------------    --------------
  Net increase (decrease)            14,272,624    $   14,272,610       (34,180,880)   $  (34,180,882)
                                   ============    ==============      ============    ==============
CLASS B
Shares sold                          43,017,636    $   43,017,637       106,279,306    $  106,279,305
Reinvestment of distributions           166,174           166,174            31,902            31,902
Less shares repurchased             (43,130,921)      (43,130,926)     (118,810,477)     (118,810,479)
                                   ------------    --------------      ------------    --------------
  Net increase (decrease)                52,889    $       52,885       (12,499,269)   $  (12,499,272)
                                   ============    ==============      ============    ==============
CLASS C
Shares sold                         120,218,859    $  120,218,859       162,073,574    $  162,073,574
Reinvestment of distributions           299,832           299,832            38,426            38,426
Less shares repurchased            (108,688,589)     (108,688,589)     (159,914,693)     (159,914,694)
                                   ------------    --------------      ------------    --------------
  Net increase                       11,830,102    $   11,830,102         2,197,307    $    2,197,306
                                   ============    ==============      ============    ==============
CLASS R (a)
Shares sold                           1,370,929    $    1,370,929         1,243,646    $    1,243,646
Reinvestment of distributions             4,039             4,039               925               925
Less shares repurchased                (987,736)         (987,736)       (1,134,886)       (1,134,886)
                                   ------------    --------------      ------------    --------------
  Net increase                          387,232    $      387,232           109,685    $      109,685
                                   ============    ==============      ============    ==============
INVESTOR CLASS
Shares sold                                   -    $            -           198,303    $      192,233
Shares issued in
  reorganization                              -                 -        98,537,576        98,537,576
Reinvestment of distributions           674,349           674,349            60,129            60,129
Less shares repurchased             (27,059,134)      (27,057,224)       (7,635,664)       (7,635,664)
                                   ------------    --------------      ------------    --------------
  Net increase (decrease)           (26,384,785)   $  (26,382,875)       91,160,344    $   91,154,274
                                   ============    ==============      ============    ==============

(a) Class R shares were first publicly offered April 1, 2003.

16    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  6/30/05      Year Ended
                                                                (unaudited)     12/31/04
CLASS A
Net asset value, beginning of period                             $   1.00       $   1.00
                                                                 --------       --------
Increase (decrease) from investment operations:
 Net investment income                                           $  0.009       $  0.005
                                                                 --------       --------
Distributions to shareowners:
 Net investment income                                             (0.009)        (0.005)
                                                                 --------       --------
Net asset value, end of period                                   $   1.00       $   1.00
                                                                 ========       ========
Total return*                                                        0.88%          0.45%
Ratio of net expenses to average net assets+                         0.91%**        0.93%
Ratio of net investment loss to average net assets+                  1.78%**        0.45%
Net assets, end of period (in thousands)                         $207,150       $192,860
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                        0.91%**        0.94%
 Net investment income                                               1.78%**        0.45%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                        0.91%**        0.94%
 Net investment income                                               1.78%**        0.45%

                                                               Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/03     12/31/02     12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                            $   1.00     $   1.00     $   1.00    $   1.00
                                                                --------     --------     --------    --------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.003     $   0.01     $   0.03    $   0.05
                                                                --------     --------     --------    --------
Distributions to shareowners:
 Net investment income                                            (0.003)       (0.01)       (0.03)      (0.05)
                                                                --------     --------     --------    --------
Net asset value, end of period                                  $   1.00     $   1.00     $   1.00    $   1.00
                                                                ========     ========     ========    ========
Total return*                                                       0.26%        1.15%        3.29%       5.53%
Ratio of net expenses to average net assets+                        1.00%        0.76%        0.93%       1.02%
Ratio of net investment loss to average net assets+                 0.26%        1.18%        2.89%       5.36%
Net assets, end of period (in thousands)                        $227,052     $268,861     $493,871    $242,861
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       1.06%        0.93%        0.94%       1.02%
 Net investment income                                              0.20%        1.01%        2.88%       5.36%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       0.99%        0.75%        0.89%       0.94%
 Net investment income                                              0.27%        1.19%        2.93%       5.44%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  6/30/05     Year Ended
                                                                (unaudited)    12/31/04
CLASS B
Net asset value, beginning of period                             $  1.00       $  1.00
                                                                 -------       -------
Increase (decrease) from investment operations:
 Net investment income                                           $ 0.004         0.001
                                                                 -------       -------
Distributions to shareowners:
 Net investment income                                            (0.004)      $(0.001)
                                                                 -------       -------
Net asset value, end of period                                   $  1.00       $  1.00
                                                                 =======       =======
Total return*                                                       0.39%         0.06%
Ratio of net expenses to average net assets+                        1.89%**       1.33%
Ratio of net investment loss to average net assets+                 0.81%**       0.06%
Net assets, end of period (in thousands)                         $46,613       $46,559
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       1.89%**       1.81%
 Net investment income                                              0.81%**      (0.43)%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       1.89%**       1.33%
 Net investment income                                              0.81%**       0.06%

                                                               Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/03     12/31/02     12/31/01     12/31/00
CLASS B
Net asset value, beginning of period                            $  1.00      $   1.00     $  1.00      $  1.00
                                                                -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.001      $  0.003     $  0.02      $  0.05
                                                                -------      --------     -------      -------
Distributions to shareowners:
 Net investment income                                           (0.001)       (0.003)      (0.02)       (0.05)
                                                                -------      --------     -------      -------
Net asset value, end of period                                  $  1.00      $   1.00     $  1.00      $  1.00
                                                                =======      ========     =======      =======
Total return*                                                      0.05%         0.33%       2.42%        4.64%
Ratio of net expenses to average net assets+                       1.21%         1.59%       1.79%        1.86%
Ratio of net investment loss to average net assets+                0.05%         0.31%       2.08%        4.49%
Net assets, end of period (in thousands)                        $59,059      $ 84,901     $55,837      $34,693
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.87%         1.81%       1.79%        1.86%
 Net investment income                                            (0.61)%        0.09%       2.08%        4.49%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.21%         1.58%       1.77%        1.80%
 Net investment income                                             0.05%         0.32%       2.10%        4.55%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  6/30/05     Year Ended
                                                                (unaudited)    12/31/04
CLASS C
Net asset value, beginning of period                             $  1.00       $  1.00
                                                                 -------       -------
Increase (decrease) from investment operations:
 Net investment income                                           $ 0.005       $ 0.001
                                                                 -------       -------
Distributions to shareowners:
 Net investment income                                            (0.005)       (0.001)
                                                                 -------       -------
Net asset value, end of period                                   $  1.00       $  1.00
                                                                 =======       =======
Total return*                                                       0.47%         0.06%
Ratio of net expenses to average net assets+                        1.71%**       1.33%
Ratio of net investment loss to average net assets+                 1.03%**       0.06%
Net assets, end of period (in thousands)                         $46,244       $34,413
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       1.71%**       1.70%
 Net investment income                                              1.03%**      (0.31)%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                       1.71%**       1.33%
 Net investment income                                              1.03%**       0.06%

                                                               Year Ended   Year Ended   Year Ended   Year Ended
                                                                12/31/03     12/31/02     12/31/01     12/31/00
CLASS C
Net asset value, beginning of period                            $  1.00      $   1.00     $  1.00      $  1.00
                                                                -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                          $ 0.001      $  0.003     $  0.02      $  0.04
                                                                -------      --------     -------      -------
Distributions to shareowners:
 Net investment income                                           (0.001)       (0.003)      (0.02)       (0.04)
                                                                -------      --------     -------      -------
Net asset value, end of period                                  $  1.00      $   1.00     $  1.00      $  1.00
                                                                =======      ========     =======      =======
Total return*                                                      0.05%         0.28%       2.33%        4.54%
Ratio of net expenses to average net assets+                       1.19%         1.64%       1.90%        2.00%
Ratio of net investment loss to average net assets+                0.05%         0.27%       2.09%        4.27%
Net assets, end of period (in thousands)                        $32,216      $ 33,633     $17,118      $11,195
Ratios with no waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.86%         1.88%       1.91%        2.00%
 Net investment income                                            (0.62)%        0.02%       2.08%        4.27%
Ratios with waiver of management fees and assumptions of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                      1.19%         1.62%       1.87%        1.87%
 Net investment income                                             0.05%         0.28%       2.12%        4.40%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized

 + Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                     Ended         Year      4/1/03 (a)
                                                    6/30/05        Ended         to
                                                  (unaudited)    12/31/04     12/31/03
CLASS R
Net asset value, beginning of period               $  1.00          1.00     $  1.00
                                                   -------          ----     -------
Increase (decrease) from investment operations:
  Net investment income                            $ 0.007         0.003     $  0.00(b)
                                                   -------         -----     -------
Distributions to shareowners:
  Net investment income                             (0.007)       (0.003)      (0.00)(b)
                                                   -------        ------     -------
Net asset value, end of period                     $  1.00          1.00     $  1.00
                                                   =======        ======     =======
Total return*                                         0.75%         0.26%       0.01%(c)
Ratio of net expenses to average net assets+          1.15%**       1.12%       0.91%**
Ratio of net investment loss to average
  net assets+                                         1.56%**       0.31%       0.03%**
Net assets, end of period (in thousands)           $   706      $    319     $   209
Ratios with no waiver of management fees and
  assumptions of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                        1.16%**       1.14%       0.99%**
  Net investment income                               1.55%**       0.29%      (0.05)%**
Ratios with waiver of management fees and
  assumptions of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                        1.15%**       1.12%       0.91%**
  Net investment income                               1.56%**       0.31%       0.03%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than 0.01 cent per share.
(c) Not annualized
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
 +  Ratio with no reduction for fees paid indirectly.

20    The accompanying notes are an integral part of these financial statements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                 Ended           12/11/04
                                                                6/30/05             to
INVESTOR CLASS                                                (unaudited)        12/31/04
Net asset value, beginning of period                           $ 1.000          $ 1.000
                                                               -------          -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                 $ 0.008          $ 0.001
                                                               -------          -------
Distributions to shareowners:
  Net investment income                                         (0.008)          (0.001)
                                                               -------          -------
Net asset value, end of period                                 $  1.00          $  1.00
                                                               =======          =======
Total return*                                                     0.98%            0.06%(a)
Ratio of net expenses to average net assets+                      0.63%**          0.61%**
Ratio of net investment income (loss) to average net assets+      1.73%**          1.01%**
Portfolio turnover rate
Net assets, end of period (in thousands)                       $64,773          $91,176
Ratios with no waiver of management fees
  and assumptions of expenses by PIM and
  no reductions for fees paid indirectly:
  Net expenses                                                    0.71%**          0.68%**
  Net investment income                                           1.65%**          0.94%**
Ratios with waiver of management fees and
  assumptions of expenses by PIM and
  no reductions for fees paid indirectly:
  Net expenses                                                    0.64%**          0.61%**
  Net investment income                                           1.72%**          1.01%**

(a) Not annualized
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
 +  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Cash Reserves Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide current income, preservation of capital and liquidity through investments in high quality short-term securities.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as - Class A, Class B, Class C, Class R, and Investor Class shares. Class R shares and Investor Class shares were first publicly offered on April 1, 2003 and December 10, 2004, respectively. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Shares of Class A, Class B, Class C, Class R, and Investor Class each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                            2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                       $3,282,234
Long-term capital gain                                                         -
                                                                      ----------
 Total                                                                $3,282,234
                                                                      ==========
--------------------------------------------------------------------------------

The following shows the components of accumulated losses on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                          2004
--------------------------------------------------------------------------------
Undistributed ordinary income                                          $ 10,919
Capital Loss Carryforward                                               (85,883)
Post-October Loss Deferred                                                  (85)
Unrealized Depreciation                                                      90
                                                                       --------
 Total                                                                 $(75,139)
                                                                       ========
--------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, Class R and Class I shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R, and Class I shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, and is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $5,321 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

PIM has agreed to limit the fund's expenses for any class of shares or waive a portion of its management fee to maintain a net asset value of $1.00. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $228,621 in transfer agent fees payable to PIMSS at June 30, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor, Inc. (PFD), its principal underwriter and a wholly owned indirect subsidiary of UniCredito Italiano, a service fee of up to 0.15% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B, and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $3,360 in distribution fees payable to PFD at June 30, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2005, CDSCs in the amount of $204,125 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $10,332 under such arrangements.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Merger Information

On December 8, 2004, beneficial owners of Safeco Money Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Cash Reserves Fund

----------------------------------------------------------------------------------------
                                                                               Pioneer
                                                                                 Cash
                                                                               Reserves
                              Pioneer Cash             Safeco Money          Fund (Post-
                              Reserves Fund             Market Fund          Reorganiza-
                          (Pre-Reorganization)     (Pre-Reorganization)         tion)
----------------------------------------------------------------------------------------
  Net Assets                  $281,842,975             $98,537,576          $380,380,551
  Shares Outstanding           281,943,268              98,537,576           380,480,844
  Investor Class
  Shares Issued                                                               98,537,576
----------------------------------------------------------------------------------------

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and
(ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the third quintile of the peer group for the 12 months ended June 30, 2004, the fourth quintile for the three years ended June 30, 2004, and the fourth quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also consider the yield of the Fund relative to the yield on a peer group of funds and U.S. treasury securities. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead,

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the fourth quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (before giving effect to the expense limitations), although higher then its peer group, was reasonable compared to that of comparably-sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

   with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in management fees were not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Cash Reserves Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                    Officers
John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
David R. Bock                               Osbert M. Hood, Executive
Mary K. Bush                                 Vice President
Margaret B.W. Graham                        Vincent Nave, Treasurer
Osbert M. Hood                              Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.